Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Schedule of Inventories
	December 31, 2012	June 30, 2013
Held for sale:
Marine Fuel Oil	141,590	164,509
Marine Gas Oil	33,965	30,646
	175,555	195,155
Held for consumption:
Marine fuel	4,145	4,606
Lubricants	972	857
Stores	24	27
Victuals	130	102
	5,271	5,592

Total	180,826	200,747